Convertible loan payable (Tables)	6 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Debt Disclosure [Abstract]
Schedule of Convertible Loan Outstanding Interest Payable

Amount

Balance, June 30, 2019	$1,744,327
Accretion expense	146,266
Loss on loan extinguishment	9,407
Partial extinguishment	(300,000)
Balance, June 30, 2020	$1,600,000
Loan extinguishment	(1,600,000)
Balance, December 31, 2020	$-

Amount
Balance, December 31, 2019	$1,815,500
Accretion expense	75,093
Loss on loan extinguishment	9,407
Partial extinguishment	(300,000)
Loan extinguishment	(1,600,000)
Balance, December 31, 2020 and September 30, 2021	$-